Document and Entity Information	Aug. 09, 2021
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 09, 2021
Entity Registrant Name	WEBSTER FINANCIAL CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-31486
Entity Tax Identification Number	06-1187536
Entity Address, Address Line One	145 Bank Street
Entity Address, City or Town	Waterbury
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06702
City Area Code	203
Local Phone Number	578-2202
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000801337
Common Stock, $0.01 par value [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	WBS
Security Exchange Name	NYSE
Depositary Shares, each representing 1/1000th interest in a share of 5.25% Series F Non-Cumulative Perpetual Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Depositary Shares, each representing 1/1000th interest in a share of 5.25% Series F Non-Cumulative Perpetual Preferred Stock
Trading Symbol	WBS-PrF
Security Exchange Name	NYSE